State Street Institutional Investment Trust

SUPPLEMENT DATED OCTOBER 28, 2014

TO

PROSPECTUS

DATED JUNE 24, 2014

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014, AS AMENDED AND RESTATED JUNE 24, 2014

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Institutional Class (SSVFX)

Investor Class (SSVHX)

Administration Class (SSVGX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Institutional Class (SSVJX)

Investor Class (SSVLX)

Administration Class (SSVKX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Institutional Class (SSTJX)

Investor Class (SSTMX)

Administration Class (SSTKX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Institutional Class (SSTNX)

Investor Class (SSTQX)

Administration Class (SSTPX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Institutional Class (SSTRX)

Investor Class (SSTTX)

Administration Class (SSTSX)

Effective immediately, all references to the ticker symbols for the Institutional Class, Investor Class, and Administration Class shares of each of the State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund in the Prospectus and Statement of Additional Information shall be replaced with the following:

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Institutional Class (SSHXX)

Investor Class (SSZXX)

Administration Class (SSYXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Institutional Class (SAHXX)

Investor Class (SAMXX)

Administration Class (SALXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Institutional Class (SSAXX)

Investor Class (TFNXX)

Administration Class (SSFXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Institutional Class (SSJXX)

Investor Class (SSNXX)

Administration Class (SSKXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITINSTCOMBOSUPP2